Content Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Schedule of Content Assets [Line Items]
Schedule of Amortization Amount of Content Asset

The following is a schedule, by fiscal years, of amortization amount of content assets as of June 30, 2026:

For the six months ending December 31, 2026	$667,300
For the year ending December 31, 2027	186,300
For the year ending December 31, 2028	8,800
Total	$862,400

Content Assets [Member]
Schedule of Content Assets [Line Items]
Schedule of Content Assets

Current content assets were comprised of the following:

	June 30,	December 31,
	2026	2025
Produced contents
- in development and production	$35,800	$64,500
- released	6,234,300	6,104,900
Copyrights	4,216,500	3,524,900
	10,486,600	9,694,300
Less: accumulated amortization	(9,736,400)	(8,716,300)
Less: accumulated impairment	(14,300)	(11,700)
Total	$735,900	$966,300

Non-current content assets were comprised of the following:

	June 30,	December 31,
	2026	2025

Produced contents	$581,000	$581,000
Copyrights	496,000	415,200
	1,077,000	996,200
Less: accumulated amortization	(950,500)	(882,700)
Total	$126,500	$113,500